Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 46,988	$ 46,805
Receivables, net of allowance for bad debts of $1.9 million (2023: $1.6 million))	60,871	56,234
Prepaid expenses and other assets	4,298	4,348
Advances and deposits	3,084	6,833
Inventories	11,308	12,558
Total current assets	126,549	126,778
Non-current assets
Investments and other assets, net of accumulated depreciation of $2.5 million (2023: $2.3 million)	5,236	11,186
Vessels and vessel equipment, net of accumulated depreciation of $264.4 million (2023: $237.5 million)	545,594	524,044
Deferred drydock expenditures, net of accumulated amortization of $25.8 million (2023: $22.3 million)	14,252	12,022
Advances for ballast water treatment and scrubber systems	4,845	9,587
Deferred finance fees, net	2,746	2,835
Operating lease, right-of-use asset	5,577	4,499
Total non-current assets	578,250	564,173
TOTAL ASSETS	704,799	690,951
Current liabilities
Accounts payable	6,070	2,016
Accrued expenses and other liabilities	18,313	18,265
Deferred revenue	482	347
Accrued interest on debt and finance leases		939
Current portion of long-term debt		6,436
Current portion of finance lease obligations		2,029
Current portion of operating lease obligations	4,965	3,807
Total current liabilities	29,830	33,839
Non-current liabilities
Non-current portion of long-term debt	38,796	39,590
Non-current portion of finance lease obligations		41,614
Non-current portion of operating lease obligations	476	510
Other non-current liabilities	273	954
Total non-current liabilities	39,545	82,668
TOTAL LIABILITIES	69,375	116,507
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	27,782	37,043
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 44,031,495 issued and 40,455,240 outstanding as of December 31, 2024 and 43,324,702 issued and 41,304,649 outstanding as of December 31, 2023)	440	433
Additional paid in capital	475,812	471,216
Treasury stock (3,576,256 shares as of December 31, 2024 and 2,020,053 shares as of December 31, 2023)	(33,524)	(15,636)
Retained earnings	164,914	81,388
Total stockholders' equity	607,642	537,401
Total redeemable preferred stock and stockholders' equity	635,424	574,444
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 704,799	$ 690,951